CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (3,675,167)	$ (4,784,529)	$ (16,287,405)	$ (12,642,065)
Other comprehensive (loss) income:
Foreign currency translation adjustments	19,061	51,068	136,161	379,472
Unrealized losses on available for sale securities			0	(7,204)
Less: Comprehensive loss attributable to non-controlling interest	328,072	543,423	1,969,294	1,221,384
Comprehensive loss attributable to YOU On Demand shareholders	$ (3,328,034)	$ (4,190,038)	$ (14,181,950)	$ (11,048,413)